Recurring Fair Value Measurements - Schedule of Fair Value Hierarchy the Company's Liabilities that were Accounted for at Fair Value on a Recurring Basis (Detail) - Level 3 [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
PIPE with reduction right liability [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
PIPE with reduction right liability as of December 31, 2023	$ 18,253,010
Private placement warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and Rights Outstanding	$ 469,333	$ 3,285,333